Selected Income Statement Data (Schedule of selected selling, general and administrative expenses data) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selected Income Statement Data [Abstract]
Selling	[1]	$ 36,896	$ 38,249	$ 33,614
General and administrative		13,855	11,250	9,359
Total selling, general and administrative expenses		50,751	49,499	42,973
Including shipping and handling costs		$ 2,744	$ 2,294	$ 1,867

[1]	Including shipping and handling costs